Financial instruments risks - Summary of Progress of LtSCD ratios (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Table Of The Progress Of LtSCD Ratios [Line Items]
LtSCD Closing	96.00%	88.90%
Max
Table Of The Progress Of LtSCD Ratios [Line Items]
LtSCD Closing	99.10%	88.90%
Min
Table Of The Progress Of LtSCD Ratios [Line Items]
LtSCD Closing	87.30%	57.70%
Avg
Table Of The Progress Of LtSCD Ratios [Line Items]
LtSCD Closing	95.20%	74.60%